Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended				6 Months Ended				12 Months Ended
	May. 07, 2015	Feb. 05, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 30, 2014	Nov. 06, 2013
Equity, Class of Treasury Stock
Share repurchases (shares)			300,000
Share repurchases, value			$ 19								$ 500	$ 436	$ 126
Preferred Stock
Preferred stock, authorized shares (shares)			5,000,000				5,000,000		5,000,000		5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0				$ 0		$ 0		$ 0	$ 0
Preferred stock, shares issued (shares)			0				0		0		0	0
Cash Dividends
Dividend payments			$ (54)	$ (33)							$ (141)	$ (121)	$ (38)
Dividends per share declared (dollars per share)		$ 0.425	$ 0.425	$ 0.250	$ 0.15	$ 0.12	$ 0.30	$ 0.25	$ 0.25	$ 0.20	$ 1.10	$ 0.90	$ 0.27
Dividend declared date		Feb. 05, 2015
Dividends Payable, Date of Record		Feb. 27, 2015
Dividends Payable, Date to be Paid		Mar. 13, 2015
Shares issued for stock option exercises			$ 6	$ 1
Shares issued for stock option exercises (shares)			200,000	100,000
Subsequent Event
Cash Dividends
Dividends per share declared (dollars per share)	$ 0.425
Dividend declared date	May 07, 2015
Dividends Payable, Date of Record	May 29, 2015
Dividends Payable, Date to be Paid	Jun. 15, 2015
2013 Share repurchase program
Equity, Class of Treasury Stock
Share repurchases (shares)				1,900,000							8,400,000	8,400,000
Share repurchases, value				$ 100							$ 500	$ 436
Share repurchase program, authorized amount															$ 1,000
2014 Share repurchase program
Equity, Class of Treasury Stock
Share repurchase program, authorized amount														$ 1,000